Business and asset acquisitions - Additional information (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Jul. 11, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Jul. 14, 2017
Albertville Quality Foods Inc [Member]
Disclosure Of Business And Asset Acquisitions [Line Items]
Percentage of voting equity interests acquired				100.00%
Consideration paid		$ 138,100	$ 2,449,862
Revenue of combined entity as if combination occurred at beginning of period			61,093,104
Profit (loss) of combined entity as if combination occurred at beginning of period			5,202,397
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			16,145
Proveedora La Perla S A de C V [Member]
Disclosure Of Business And Asset Acquisitions [Line Items]
Percentage of voting equity interests acquired	100.00%
Consideration paid	$ 45,000		45,000
Revenue of combined entity as if combination occurred at beginning of period			58,182,059
Profit (loss) of combined entity as if combination occurred at beginning of period			5,086,470
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			$ 15,465